INVESTMENT SECURITIES, Contractual Maturity (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Amortized Cost [Abstract]
Due within one year	$ 0
Due after one but within five years	9,308
Due after five but within ten years	5,539
Due after ten years	17,830
Amortized cost	32,677
Fair Value [Abstract]
Due within one year	0
Due after one but within five years	9,126
Due after five but within ten years	5,379
Due after ten years	17,455
Fair value	$ 31,960